BALANCE SHEET COMPONENTS - Schedule of Accrued Expenses (Details) - USD ($)		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reclassification [Line Items]
Accrued legal, accounting and professional fees		$ 1,722,111	$ 1,486,556	$ 2,448,594
Accrued payroll and related benefits		1,056,664	699,085	357,953
Accrued transaction costs related to the reverse recapitalization		503,600	503,600	503,600
Accrued taxes payable		1,208,875	426,088	232,966
Accrued interest		37,511	114,313	560,501
Accrued lease-related payables				54,288
Other		38,266	47,152	143,293
Total accrued expenses		7,526,946	3,276,794	4,301,195
Related party payables	[1]	2,474,831
Contract liabilities		428,346	0	24,000	$ 30,400
Operating lease liability		45,244		$ 237,369
Warranty provision		$ 11,498
Previously Reported [Member]
Reclassification [Line Items]
Other			41,577
Total accrued expenses			$ 3,271,219

[1]	The amount presented as of March 31, 2026 includes amounts payable to RegTech and TAG of $1,440,011 and $1,034,820, respectively.